Income Tax - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Details) (10-K)		12 Months Ended
	Dec. 22, 2017	May 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	28.00%
State taxes, net of federal tax benefit		0.00%
Deferred tax rate change		(7.00%)
Change in valuation allowance		(21.00%)
Income tax provision		21.00%